Tax expenses (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes		₪ 57,820		₪ 67,672	₪ 65,246
Statutory tax rate		23.00%	23.00%	23.00%	23.00%	23.00%
Tax computed by statutory tax rate		₪ 13,299		₪ 15,565	₪ 15,006
Tax increments (savings) due to:
Non-deductible expenses		97		39	16
Tax exempt Income		(1,202)		(153)	(38)
Profit or loss for tax for which deferred taxes were not provided		12			(1,047)
Temporary differences for which deferred taxes were not provided					(100)
Other		513		12	(102)
Total Reconciliation of the statutory tax rate to the effective tax rate		₪ 12,719		₪ 15,463	₪ 13,735
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | $			$ 18,592
Statutory tax rate		23.00%	23.00%
Tax computed by statutory tax rate | $			$ 4,276
Tax increments (savings) due to:
Non-deductible expenses | $			31
Tax exempt Income | $			(386)
Profit or loss for tax for which deferred taxes were not provided | $			3
Other | $			166
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]		$ 4,090

[1]	Convenience Translation into US Dollars.